Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	SHARES ISSUED PREFERRED SHARES	SHARES ISSUED COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE INCOME	DEFICIT	TOTAL	NON-CONTR-OLLING INTEREST
Beginning Balance (Previously stated) at Dec. 31, 2017	$ 20,625	$ 4,004	$ 20,091	$ 1,162	$ (17)	$ (4,938)	$ 20,302	$ 323
Net earnings	2,973					2,929	2,929	44
Other comprehensive income (loss)	177				106	66	172	5
Total comprehensive income	3,150				106	2,995	3,101	49
Common shares issued under employee stock option plan	12		13	(1)			12
Common shares issued under employee savings plan (ESP)			0
Other share-based compensation	(12)			12		(24)	(12)
Dividends declared on BCE common and preferred shares	(2,856)					(2,856)	(2,856)
Dividends declared by subsidiaries to non-controlling interest	(5)							(5)
Settlement of cash flow hedges transferred to the cost basis of hedged items	1				1		1
Other	3							3
Repurchase of common shares	(175)		(69)	(3)		(103)	(175)
Common shares issued for the acquisition of AlarmForce Industries Inc. (AlarmForce)	1		1				1
Return of capital to non-controlling interest	(51)					(7)	(7)	(44)
Ending Balance (Previously stated) at Dec. 31, 2018	20,689	4,004	20,036	1,170	90	(4,937)	20,363	326
Ending Balance at Dec. 31, 2018	20,689
Net earnings	3,253					3,191	3,191	62
Other comprehensive income (loss)	233				97	140	237	(4)
Total comprehensive income	3,486				97	3,331	3,428	58
Common shares issued under employee stock option plan	240		251	(11)			240
Common shares issued under employee savings plan (ESP)	75		75				75
Other share-based compensation	21		1	19		1	21
Dividends declared on BCE common and preferred shares	(3,008)					(3,008)	(3,008)
Dividends declared by subsidiaries to non-controlling interest	(64)							(64)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(26)				(26)		(26)
Other	15							15
Ending Balance at Dec. 31, 2019	$ 21,408	$ 4,004	$ 20,363	$ 1,178	$ 161	$ (4,632)	$ 21,074	$ 334